Cash and cash equivalents and other investments	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and cash equivalents and other investments
6.	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2 0 1 9	2 0 1 8

Cash	$898,394	$514,166
Cash equivalents (1)	6,548,053	6,473,075
	$7,446,447	$6,987,241

(1)	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.